April 1, 2015

Paul Patel
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 for the Pruco Life Variable Contract Real Property Account, Registration No. 333-202193

Ladies and Gentlemen:

Pursuant to Rule 461, the registrant and principal underwriter for the above referenced registration statement, Pruco Life Insurance Company and Pruco Securities LLC, respectively, hereby request acceleration of the above referenced Post-Effective Amendment so that it becomes effective on April 1, 2015.

Respectfully yours,

Pruco Life Insurance Company

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Securities LLC

/s/ Sun-Jin Moon
Sun-Jin Moon
Assistant Secretary

Via EDGAR